Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

EdgeConneX N.A. Finance Holdings V, LLC (the “Company”)

Guggenheim Securities, LLC (the “Structuring Agent”)

(together, the “Specified Parties”)

Re:	EdgeConneX Data Centers Issuer, LLC, Secured Data Center Revenue Notes, Series 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in the Data File (defined below) containing information on 2,833 data center service order agreements, which we were informed are intended to be included as collateral in the offering of EdgeConneX Data Centers Issuer, LLC, Secured Data Center Revenue Notes, Series 2024-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and number of days were within $1.00, 0.1%, and 30 days, respectively.

•	The term “Statistical Calculation Date” means April 1, 2024.

•

The term “Data File” means two electronic data files entitled “1.13.1-4 EDGE 2024-1_Data Tape_Apr 2024_vAUP_06.21.2024_vRatings Update.xlsx” and “2024.06.27 Data Tape Renewal Options Update.xlsx” provided by the Structuring Agent on June 21, 2024 and June 28, 2024, respectively, on behalf of the Company, each containing information on 2,833 data center service order agreements (the “Service Orders”) as of April 1, 2024.

•

The term “Service Orders Information” means the following documents provided by the Structuring Agent, on behalf of the Company related to the Selected Service Orders (defined below): (i) scanned Service Orders agreement, (ii) scanned amended and/or restated Service Orders agreements, (iii) Company’s system screenshots, and additional information via email correspondence provided by the Structuring Agent on behalf of the Company. We make no representation regarding the validity or accuracy of the Servicer Orders Information.

•

The term “Rating Information” means tenant rating information from Moody’s, Standard and Poor’s, Fitch, and/or Egan-Jones in the Data File. We make no representation regarding the validity or accuracy of this information.

•	The term “Source Documents” means the Service Orders Information and Rating Information.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit C.

•	The term “Additional Instructions” means:

•	Cross-Connect Service Orders” means Services Orders that have “1” in the “Cross Connect?” field in the Data File;

•	The term “Ordinary Service Orders” means Services Orders that do not have “1” in the “Cross Connect?” field in the Data File;

•	The term “Top Tenants” means the top 25 tenants that have “1” in the “Top Tenant” field in the Data File; and,

•	The term “Regular Tenants” means tenants that are not Top Tenants

•	The term “Provided Information” means the Statistical Calculation Date, Source Documents, Instructions, and Additional Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Service Orders from the Data File utilizing the Additional Instructions as follows:

(i)

25 Cross-Connect Service Orders, of which (a) 20 were selected from the Cross-Connect Service Orders that are Top Tenants (the “Top Tenant Cross-Connect Sample”) and (b) five were selected from the Cross-Connect Service Orders that are Regular Tenants (the “Regular Tenant Cross-Connect Sample,” and together with the Top Tenant Cross-Connect Sample, the “Cross-Connect Sample”); and,

(ii)

75 Ordinary Service Orders, of which (a) 50 were selected from the Ordinary Service Orders that are Top Tenants, provided that each Top Tenant has at least one Ordinary Service Order selected (the “Top Tenant Ordinary Sample”) and (b) 25 were selected from the Ordinary Service Orders that are Regular Tenants (the “Regular Tenant Ordinary Sample,” and together with the Top Tenant Ordinary Sample, the “Ordinary Sample”).

The Cross-Connect Sample and the Ordinary Sample constitute the “Selected Service Orders.” A listing of the Selected Service Orders is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Service Orders we were instructed to randomly select from the Data File.

2

B.

For each Selected Service Order, we compared or recomputed the specified attributes in the Data File listed in Exhibit B to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.

We found such information to be in agreement except as listed in Exhibit D.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Service Orders, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Service Orders to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Servicer Orders being securitized, (iii) the compliance of the originator of the Service Orders with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Service Orders that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
June 28, 2024

3

Exhibit A—Selected Service Orders

Selected Service Order #	Service Order Number[1]	Cross Connect?	Top Tenant	Selected Service Order #	Service Order Number[1]	Cross Connect?	Top Tenant
1	E2401001	yes	yes	51	E2401051	no	yes
2	E2401002	yes	yes	52	E2401052	no	yes
3	E2401003	yes	yes	53	E2401053	no	yes
4	E2401004	yes	yes	54	E2401054	no	yes
5	E2401005	yes	yes	55	E2401055	no	yes
6	E2401006	yes	yes	56	E2401056	no	yes
7	E2401007	yes	yes	57	E2401057	no	yes
8	E2401008	yes	yes	58	E2401058	no	yes
9	E2401009	yes	yes	59	E2401059	no	yes
10	E2401010	yes	yes	60	E2401060	no	yes
11	E2401011	yes	yes	61	E2401061	no	yes
12	E2401012	yes	yes	62	E2401062	no	yes
13	E2401013	yes	yes	63	E2401063	no	yes
14	E2401014	yes	yes	64	E2401064	no	yes
15	E2401015	yes	yes	65	E2401065	no	yes
16	E2401016	yes	yes	66	E2401066	no	yes
17	E2401017	yes	yes	67	E2401067	no	yes
18	E2401018	yes	yes	68	E2401068	no	yes
19	E2401019	yes	yes	69	E2401069	no	yes
20	E2401020	yes	yes	70	E2401070	no	yes
21	E2401021	yes	no	71	E2401071	no	yes
22	E2401022	yes	no	72	E2401072	no	yes
23	E2401023	yes	no	73	E2401073	no	yes
24	E2401024	yes	no	74	E2401074	no	yes
25	E2401025	yes	no	75	E2401075	no	yes
26	E2401026	no	yes	76	E2401076	no	no
27	E2401027	no	yes	77	E2401077	no	no
28	E2401028	no	yes	78	E2401078	no	no
29	E2401029	no	yes	79	E2401079	no	no
30	E2401030	no	yes	80	E2401080	no	no
31	E2401031	no	yes	81	E2401081	no	no
32	E2401032	no	yes	82	E2401082	no	no
33	E2401033	no	yes	83	E2401083	no	no
34	E2401034	no	yes	84	E2401084	no	no
35	E2401035	no	yes	85	E2401085	no	no
36	E2401036	no	yes	86	E2401086	no	no
37	E2401037	no	yes	87	E2401087	no	no
38	E2401038	no	yes	88	E2401088	no	no
39	E2401039	no	yes	89	E2401089	no	no
40	E2401040	no	yes	90	E2401090	no	no
41	E2401041	no	yes	91	E2401091	no	no
42	E2401042	no	yes	92	E2401092	no	no
43	E2401043	no	yes	93	E2401093	no	no
44	E2401044	no	yes	94	E2401094	no	no
45	E2401045	no	yes	95	E2401095	no	no
46	E2401046	no	yes	96	E2401096	no	no
47	E2401047	no	yes	97	E2401097	no	no
48	E2401048	no	yes	98	E2401098	no	no
49	E2401049	no	yes	99	E2401099	no	no
50	E2401050	no	yes	100	E2401100	no	no

[1]	The Company has assigned a unique identifier to each Service Order in the Data File. The Service Order Numbers referred to in this Exhibit are not the Company’s unique identifiers.

A-1

Exhibit B—Attributes and Source Documents

#	Common Attribute Name	Attribute Name in Data File	Source Documents or Instructions

1	Unique Identifier	Unique Identifier	Service Orders Information

2	Customer Name	Customer	Service Orders Information

3	Site ID	Site ID	Service Orders Information

4	Renewal Options	Renewal Periods	Service Orders Information and Instructions

5	Renewal Term (in months)	TOTAL_EXT	Service Orders Information and Instructions

6	Contract Start Date	Start Date	Service Orders Information and Instructions

7	Contract End Date	Term Date	Service Orders Information and Instructions

8	Contract Original Term excluding Renewal (in months)	Contract Term	Service Orders Information

9	Contract Remaining Term excluding Renewal (in months)	REMT	Instructions

10	Billing Quantity	Billing Quantity	Service Orders Information

11	Current Billing Rate ($)	Current Billing Rate	Service Orders Information and Instructions

12	Current Cash Monthly Recurring Revenue ($)	Current Cash MRR	Service Orders Information and Instructions

13	Escalator Percentage (%)	Escalator	Service Orders Information and Instructions

14	Escalator Start Date	Escalator Start Date	Service Orders Information

15	Sales kW	Sales kW	Service Orders Information

16	Parent Company	Parent Company	Service Orders Information

17	Rating	Rating	Rating Information and Instructions

B-1

Exhibit C—Instructions

#	Common Attribute Name	Instructions

4	Renewal Options	For Cross-Connect Service Orders, Renewal Options is equal to zero.

5	Renewal Term (in months)	For Cross-Connect Service Orders, Renewal Term in Months is equal to zero.

6	Contract Start Date	For any Service Order with “MTM” in the Unique Identifier from the Data File, if Start Date is not listed in the Service Orders Information, the Contract Start Date is the date when the Contract Original Term expires.

7	Contract End Date	If End Date is not listed in the Service Orders Information, recompute as the Start Date plus the Contract Original Term.

9	Contract Remaining Term excluding Renewal (in months)

Recompute as the number of months between the Statistical Calculation Date and the Contract End Date.

For Cross-Connect Service Orders, the Contract Remaining Term excluding Renewal is equal to one month.

11	Current Billing Rate ($)

If Current Billing Rate is listed in the Service Orders Information as of a date other than the Statistical Calculation Date, recompute using the Escalator Percentage and time between the listed as-of date and the Statistical Calculation Date and the following formula:

Current Billing Rate = (listed Current Billing Rate) * (1 + Escalator Percentage) ^ n,

where n is equal to the time, in years, between the listed as-of date and Statistical Calculation Date

12	Current Cash Monthly Recurring Revenue ($)

If Current Cash Monthly Recurring Revenue is not listed in the Service Orders Information, recompute as the Billing Quantity from the Data File multiplied by Current Billing Rate.

For Cross-Connect Service Orders, the Current Cash Monthly Recurring Revenue is equal to Current Billing Rate.

13	Escalator Percentage (%)

If Escalator Percentage is not listed in the Service Orders Information, recompute using the following formula:

Escalator Percentage = (Current Billing Rate / Original Billing Rate) ^ (1 / n) – 1,

where n is equal to the number of months between Escalator Start Date and Statistical Calculation Date

17	Rating	Recompute as the lowest rating of the available Moody’s, Standard and Poor’s, Fitch, and Egan-Jones long-term credit ratings for a tenant’s ultimate parent or corporate guarantor as listed in the Rating Information.

C-1

Exhibit D—Exceptions

Selected Service Order #	Common Attribute Name	Per Data File	Per Source Documents
34	Current Billing Rate ($)	174.64	159.82
34	Current Cash Monthly Recurring Revenue ($)	7,858.89	7,192.00
35	Escalator Start Date	2/1/2022	4/1/2022
36	Current Billing Rate ($)	133.36	123.84
36	Current Cash Monthly Recurring Revenue ($)	5,334.59	4,953.60
38	Current Billing Rate ($)	37,143.00	45,210.52
38	Current Cash Monthly Recurring Revenue ($)	37,143.00	45,210.52
39	Contract Start Date	1/1/2019	2/1/2015
40	Current Billing Rate ($)	1,411.11	1,217.24
40	Current Cash Monthly Recurring Revenue ($)	1,411.11	1,217.24
44	Renewal Term (in months)	72	48
46	Current Billing Rate ($)	220.99	See note below *
46	Current Cash Monthly Recurring Revenue ($)	2,209.93	See note below *
46	Escalator Start Date	8/1/2018	See note below *
48	Current Billing Rate ($)	174.64	159.82
48	Current Cash Monthly Recurring Revenue ($)	5,413.90	4,954.49
50	Renewal Term (in months)	0	96
50	Escalator Start Date	3/1/2028	1/1/2022
55	Escalator Percentage (%)	0	3
55	Escalator Start Date	N/A	11/4/2022
58	Escalator Start Date	3/1/2028	1/1/2023
59	Escalator Start Date	3/1/2028	11/8/2022
76	Sales kW	4	0
77	Current Billing Rate ($)	220.00	224.60
77	Current Cash Monthly Recurring Revenue ($)	1,760.00	1,796.80
84	Renewal Term (in months)	0	12
84	Current Billing Rate ($)	147.52	156.50
84	Current Cash Monthly Recurring Revenue ($)	737.60	782.52
86	Current Billing Rate ($)	200.00	206.00
86	Current Cash Monthly Recurring Revenue ($)	1,000.00	1,030.00
87	Current Billing Rate ($)	150.00	159.14

D-1

Selected Service Order #	Common Attribute Name	Per Data File	Per Source Documents
87	Current Cash Monthly Recurring Revenue ($)	300.00	318.27
87	Escalator Start Date	2/1/2026	11/30/2022
88	Escalator Start Date	1/1/2028	1/1/2022
90	Renewal Term (in months)	0	2
90	Contract Original Term excluding Renewal (in months)	MTM	60
91	Current Billing Rate ($)	185.82	175.10
91	Current Cash Monthly Recurring Revenue ($)	743.27	700.40
93	Escalator Start Date	2/1/2028	1/13/2023
97	Escalator Start Date	12/1/2027	9/13/2021
100	Escalator Start Date	3/1/2026	2/8/2025

*	Source Document was not available or information within the Source Document was missing.

D-2